Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Schedule of Income (Loss) Before Provision for Income Taxes

Income/(Loss) before provision for income taxes consisted of the following for the years ended December 31, 2024 and 2023 (in thousands):

	2024	2023
United States	$(22,215)	$(27,984)
International	20	(1,216)
Loss before provision for income taxes	$(22,195)	$(29,200)

Schedule of Income Tax Expenses (Benefit) by Jurisdiction

The income tax expense (benefit) by jurisdiction for the years ended December 31, 2024 and 2023, were as follows (in thousands):

	2024	2023
Current:
Federal	$—	$—
State and local	—	—
Foreign	14	16

Total current	$14	$16

Deferred:
Federal	$—	$—
State and local	—	—
Foreign	—	—
Total deferred	—	—
Total tax expense	$14	$16

Schedule of U.S. Federal Income Tax Rates Indicated to Pretax Loss From Operations

Income taxes during the years ended December 31, 2024 and 2023 differed from the amounts computed by applying the applicable U.S. federal income tax rates indicated to pretax loss from operations as a result of the following:

	2024	2023
Computed tax benefit at federal statutory rate	21%	21%
Permanent differences	—%	—%
State tax benefit	7%	7%
Stock based compensation	(3)%	(2)%
Other permanent differences	(1)%	(1)%
Change in valuation allowance	(25)%	(28)%
Research and development credit	—%	—%
Change in fair value of debt	1%	1%
Stock issuance cost	—%	(2)%
Acquired startup costs	—%	4%
	—%	—%

Schedule of Components of Deferred Tax Assets and Liabilities

The primary components of the deferred tax assets and liabilities at December 31, 2024 and 2023 were as follows (in thousands):

	2024	2023
Deferred tax assets/(liabilities):
Net operating loss carryforwards	$20,221	$15,236
Research and development credit carryforwards	931	666
Stock-based and other compensation	2,135	2,131
Lease liability	859	1,143
Capitalized research and development expenditures	4,247	3,109
Depreciation and amortization	1,393	1,508
Accrued liabilities and other reserves	446	1,217
Total deferred tax assets	30,232	25,010
Right-of-use and other assets	(830)	(1,147)
Total deferred tax liabilities	(830)	(1,147)
Valuation allowance	(29,402)	(23,863)
Net deferred tax asset	$—	$—

Schedule of Unrecognized Tax Benefit

A reconciliation of the beginning and ending unrecognized tax benefit amount is as follows (in thousands):

	December 31,
	2024	2023
Balance at the beginning of the year	$1,517	$1,239
Additions based on tax positions related to current year	282	278
Adjustments based on tax positions related to prior years	—	—
Balance at end of year	$1,799	$1,517